UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-22583

                               Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                     Fort Wayne, IN 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                 Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end:   September 30

Date of reporting period:   September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Dear Shareholder:

For the fiscal year ending September 30, 2015, the U.S. equity markets fell as investors monitored headlines out of China, volatility in oil prices and whether or not the U.S. Federal Reserve would raise interest rates. The U.S. unemployment rate has steadily dropped throughout 2015 landing at 5.1% for the first time since March 2008. International equity markets fell even farther than their U.S. counterparts and emerging market equities experienced their 5th consecutive month of declines ending in September as they struggled with economic growth concerns and heightened geopolitical tensions.

Market highlights for the one-year period ending September 30, 2015 were:

●	Large capitalization U.S. stocks fell by a -0.61%, as measured by the S&P 500 Index.

●	Small-cap U.S. stocks posted modest returns as the Russell 2000 Index gained 1.25%.

●	Non-U.S. developed markets dropped -8.66% as measured by the MSCI EAFE NR Index.

●	Emerging markets tumbled, losing -19.28% as measured by the MSCI Emerging Markets NR Index.

●	Fixed Income posted strong results comparatively, with the Barclays Capital U.S. Aggregate Bond Index up 2.94%.

With recent market volatility, we believe it is important to be vigilant when considering financial planning for the future. There are many things to consider when making investment decisions; among them are the risk of policy missteps in the different strategies of the world’s central bankers and the impact of slowing growth in China. Furthermore, in the past year we have experienced bouts of increased market volatility, which can be unnerving for many investors.

This report features performance, commentary and holding information for the six Presidential® Managed Risk Funds. We hope you find the information helpful as you evaluate your investments with us. Thank you for your continued trust in us and we wish you a healthy and prosperous 2016.

Sincerely,

Kevin J. Adamson

President

Lincoln Investment Advisors Corporation

Presidential® Managed Risk Funds

Presidential® Managed Risk 2010 Fund

Presidential® Managed Risk 2020 Fund

Presidential® Managed Risk 2030 Fund

Presidential® Managed Risk 2040 Fund

Presidential® Managed Risk 2050 Fund

Presidential® Managed Risk Moderate Fund

each a series of Lincoln Advisors Trust

Annual Report

September 30, 2015

Presidential® Managed Risk Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Presidential® Managed Risk Funds

2015 Annual Report Commentary (unaudited)

Managed by:

The Presidential® Managed Risk 2010 Fund returned -1.73% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2015, while its benchmark, the 2010 Composite1, returned -0.45%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM2, returned -0.38%.

The Presidential® Managed Risk 2020 Fund returned -2.10% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2015, while its benchmark, the 2020 Composite3, returned -1.24%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM, returned -0.38%.

The Presidential® Managed Risk 2030 Fund returned -3.11% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2015, while its benchmark, the 2030 Composite4, returned -1.78%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM, returned -0.38%.

The Presidential® Managed Risk 2040 Fund returned -3.80% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2015, while its benchmark, the 2040 Composite5, returned -2.72%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM, returned -0.38%.

The Presidential® Managed Risk 2050 Fund returned -4.47% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2015, while its benchmark, the 2050 Composite6, returned -4.09%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM, returned -0.38%.

The Presidential® Managed Risk Moderate Fund returned -4.32% (Class I shares with dividends reinvested) for the fiscal year ended September 30, 2015, while its benchmark, the Moderate Composite7, returned -0.98%; and its broad-based benchmark index, the Wilshire 5000 Total Market IndexSM, returned -0.38%.

The U.S. Equity markets, as measured by the S&P 500® Index8, started the 4th quarter of 2014 with a strong quarterly return of 4.93%. The following two quarters didn’t fare as well due to depressed energy and commodities prices and the slowing of the global economy. During the first and second quarters of 2015, the U.S. equity markets, as measured by the S&P 500® Index, were slightly positive, returning 0.95% and 0.28% respectively. The S&P 500® Index returned -6.44% for the 3rd quarter for 2015 as volatility increased driven by economic growth concerns out of China. For the one year ended September 30, 2015, the S&P 500® Index posted a total return of -0.61% with dividends reinvested. In addition to the energy concerns impacting economic growth, U.S. equity markets were driven by the constant news of the U.S. Federal Reserve and its potential decision to raise short term rates from its long held zero interest-rate policy. This created an additional headwind in the form of a stronger U.S. dollar which negatively impacted exports of U.S. companies.

Developed international equity markets significantly trailed U.S. equity markets for the fiscal year ending September 30, 2015. Despite the continued economic stimulus support from the European Central Bank and Bank of Japan, heightened geopolitical risks along with slowing emerging market economies led investors to shed their foreign equity holdings. The MSCI EAFE NR Index9, a measure of developed market equities, returned -8.66% for the one year ended September 30, 2015. Emerging Markets struggled as well as the MSCI Emerging Markets NR Index10 declined -19.28% for the same period due to economic growth slowdown across the emerging market regions, specifically China. Much of the negative return for the year for both Developed and Emerging markets can be attributed to the 3rd quarter 2015 where the MSCI EAFE NR Index fell -10.23% and the MSCI Emerging Markets NR Index was down -17.90%. These drawdowns were propelled by the news of China’s willingness to devalue its currency along with additional measures to stimulate its economy.

Fixed income delivered positive returns as yields fell for the year. The 10-Year U.S. Treasury bond, widely viewed as a bellwether for the broader bond market, saw its yield decrease to 2.04% (as of September 30, 2015) from 2.49% the year prior (one-year ended September 30, 2014). The broad decrease in yields aided bond investors as bond prices increase as yields fall. Much of this drop in yield was during the 3rd quarter as investors looked to fixed income investments as a safe haven from the falling equity markets. The Barclays Capital U.S. Aggregate Bond Index11 gained 2.94% for the year ended September 30, 2015.

Since their inception, the Presidential® Managed Risk Funds have provided investors broad diversification across global equity and fixed income markets while also providing ongoing risk management. The Funds’ strategy seeks to stabilize the overall level of volatility of each Fund while also providing downside protection.

Over the past year, the Funds have generally experienced reduced volatility of their daily NAVs relative to their applicable composite benchmarks as measured by annualized standard deviation. Given the continued heightened level of global equity market volatility in August 2015, the risk managed strategy contributed to Fund performance.

The Funds benefitted throughout the year from their participation in broad U.S. equity markets, most notably through exposure to U.S. small cap equities. Holdings in the iShares Russell 2000 ETF contributed to returns for the Funds by providing exposure to U.S. small cap stocks. A detractor from performance was the Funds small exposure to commodities through the iShares S&P GSCI Commodity-Indexed Trust ETF. On the fixed income side, contributors to performance included exposure to broad investment grade credit through the Vanguard Total Bond Market ETF. The Funds were negatively impacted by exposure to global fixed income through the SPDR® Barclays International Treasury Bond ETF.

Patrick McAllister, PhD

Kevin J. Adamson, CPA

Lincoln Investment Advisors Corporation

The views expressed represent the Manager’s assessment of the Funds and market environment as of the most recent quarter end and should not be considered a recommendation to buy, hold, or sell any security, and should not be relied on as research or investment advice.

Presidential® Managed Risk Funds–1

Presidential® Managed Risk Funds

2015 Annual Report Commentary (continued)

Presidential® Managed Risk 2010 Fund

Growth of $10,000 invested 11/2/11 through 9/30/15

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk 2010 Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/15, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $11,015 for Class A, $11,567 for Class C and $11,799 for Class I shares. For comparison, look at how the benchmarks did from 11/2/11 through 9/30/15. The same $10,000 would have increased to $13,119 for the 2010 Composite, and increased to $16,569 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/15
Class C Shares
One Year	- 2.23%
Inception (11/2/11)	+ 3.79%
Class I Shares
One Year	- 1.73%
Inception (11/2/11)	+ 4.32%

Average annual total returns on investment	Ended 9/30/15

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	-	7.65%	- 1.98%
Inception (11/2/11)	+	2.50%	+ 4.06%

Presidential® Managed Risk 2020 Fund

Growth of $10,000 invested 11/2/11 through 9/30/15

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk 2020 Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/15, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $11,230 for Class A, $11,794 for Class C and $12,029 for Class I shares. For comparison, look at how the benchmarks did from 11/2/11 through 9/30/15. The same $10,000 would have increased to $13,367 for the 2020 Composite, and increased to $16,569 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/15
Class C Shares
One Year	- 2.60%
Inception (11/2/11)	+ 4.31%
Class I Shares
One Year	- 2.10%
Inception (11/2/11)	+ 4.83%

Average annual total returns on investment	Ended 9/30/15

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	-	7.95%	- 2.35%
Inception (11/2/11)	+	3.01%	+ 4.58%

Presidential® Managed Risk Funds–2

Presidential® Managed Risk Funds

2015 Annual Report Commentary (continued)

Presidential® Managed Risk 2030 Fund

Growth of $10,000 invested 11/2/11 through 9/30/15

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk 2030 Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/15, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $11,161 for Class A, $11,721 for Class C and $11,956 for Class I shares. For comparison, look at how the benchmarks did from 11/2/11 through 9/30/15. The same $10,000 would have increased to $13,663 for the 2030 Composite, and increased to $16,569 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/15
Class C Shares
One Year	- 3.61%
Inception (11/2/11)	+ 4.14%
Class I Shares
One Year	- 3.11%
Inception (11/2/11)	+ 4.67%

Average annual total returns on investment	Ended 9/30/15

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	-	8.95%	- 3.36%
Inception (11/2/11)	+	2.84%	+ 4.41%

Presidential® Managed Risk 2040 Fund

Growth of $10,000 invested 11/2/11 through 9/30/15

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk 2040 Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/15, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $11,400 for Class A, $11,983 for Class C and $12,221 for Class I shares. For comparison, look at how the benchmarks did from 11/2/11 through 9/30/15. The same $10,000 would have increased to $14,283 for the 2040 Composite, and increased to $16,569 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/15
Class C Shares
One Year	- 4.30%
Inception (11/2/11)	+ 4.73%
Class I Shares
One Year	- 3.80%
Inception (11/2/11)	+ 5.26%

Average annual total returns on investment	Ended 9/30/15

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	-	9.61%	- 4.13%
Inception (11/2/11)	+	3.40%	+ 4.98%

Presidential® Managed Risk Funds–3

Presidential® Managed Risk Funds

2015 Annual Report Commentary (continued)

Presidential® Managed Risk 2050 Fund

Growth of $10,000 invested 11/2/11 through 9/30/15

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk 2050 Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/2/11 (commencement of operations). As the chart shows, by 9/30/15, the value of the investment at net asset value, with any dividends and distributions reinvested, would have increased to $11,464 for Class A, $12,043 for Class C and $12,281 for Class I shares. For comparison, look at how the benchmarks did from 11/2/11 through 9/30/15. The same $10,000 would have increased to $14,718 for the 2050 Composite, and increased to $16,569 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/15
Class C Shares
One Year	- 4.96%
Inception (11/2/11)	+ 4.86%
Class I Shares
One Year	- 4.47%
Inception (11/2/11)	+ 5.39%

Average annual total returns on investment	Ended 9/30/15

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	-	10.20%	- 4.72%
Inception (11/2/11)	+	3.55%	+ 5.13%

Presidential® Managed Risk Moderate Fund

Growth of $10,000 invested 11/1/13 through 9/30/15

This chart illustrates, hypothetically, that $10,000 was invested in the Presidential® Managed Risk Moderate Fund Class A (which includes the effect of a 5.75% front-end sales charge), Class C and Class I shares on 11/1/13 (commencement of operations). As the chart shows, by 9/30/15, the value of the investment at net asset value, with any dividends and distributions reinvested, would have decreased to $9,393 for Class A, $9,917 for Class C and increased to $10,005 for Class I shares. For comparison, look at how the benchmarks did from 11/1/13 through 9/30/15. The same $10,000 would have increased to $10,565 for the Moderate Composite, and increased to $11,260 for the Wilshire 5000 Total Market IndexSM. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index. An expense waiver was in effect for the Fund during the period shown. Performance would have been lower had the expense waiver not been in effect. Class C Shares are subject to a contingent deferred sales charge of 0.50% if redeemed during the first year, which is not reflected in this illustration.

Average annual total returns on investment	Ended 9/30/15
Class C Shares
One Year	- 4.71%
Inception (11/1/13)	- 0.43%
Class I Shares
One Year	- 4.32%
Inception (11/1/13)	+ 0.03%

Average annual total returns on investment	Ended 9/30/15

	Including Sales Charge		Excluding Sales Charge
Class A Shares
One Year	-	9.94%	- 4.47%
Inception (11/1/13)	-	3.22%	- 0.18%

Presidential® Managed Risk Funds–4

Presidential® Managed Risk Funds

2015 Annual Report Commentary (continued)

1.

The 2010 Composite is an unmanaged index compiled by Lincoln Investment Advisors Corporation (LIAC), the Fund’s adviser. The 2010 Composite is constructed as follows: 13% Barclays Capital U.S. TIPS Index[12], 37% Barclays Capital U.S. Aggregate Bond Index, 35% Wilshire 5000 Total Market IndexSM, 14% MSCI EAFE NR Index and 1% MSCI Emerging Markets NR Index.

2.

The Wilshire 5000 Total Market IndexSM (formerly known as the Dow Jones Wilshire 5000 IndexSM) consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

3.

The 2020 Composite is an unmanaged index compiled by LIAC, the Fund’s adviser. The 2020 Composite is constructed as follows: 11% Barclays Capital U.S. TIPS Index, 29% Barclays Capital U.S. Aggregate Bond Index, 40% Wilshire 5000 Total Market IndexSM, 18% MSCI EAFE NR Index and 2% MSCI Emerging Markets NR Index.

4.

The 2030 Composite is an unmanaged index compiled by LIAC, the Fund’s adviser. The 2030 Composite is constructed as follows: 7% Barclays Capital U.S. TIPS Index, 26% Barclays Capital U.S. Aggregate Bond Index, 43% Wilshire 5000 Total Market IndexSM, 21% MSCI EAFE NR Index and 3% MSCI Emerging Markets NR Index.

5.

The 2040 Composite is an unmanaged index compiled by LIAC, the Fund’s adviser. The 2040 Composite is constructed as follows: 1% Barclays Capital U.S. TIPS Index, 18% Barclays Capital U.S. Aggregate Bond Index, 49% Wilshire 5000 Total Market IndexSM, 29% MSCI EAFE NR Index and 3% MSCI Emerging Markets NR Index.

6.

The 2050 Composite is an unmanaged index compiled by LIAC, the Fund’s adviser. The 2050 Composite is constructed as follows: 6% Barclays Capital U.S. Aggregate Bond Index, 52% Wilshire 5000 Total Market IndexSM, 38% MSCI EAFE NR Index and 4% MSCI Emerging Markets NR Index.

7.

The Moderate Composite is an unmanaged index compiled by LIAC, the Fund’s adviser. The Moderate Composite is constructed as follows: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Bond Index, 15% MSCI EAFE NR Index and 4% MSCI Emerging Markets NR Index.

8.	The S&P 500® Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks.

9.

The MSCI EAFE NR Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets (Europe, Australia/Asia, and the Far East), excluding the U.S. and Canada. The index return calculation assumes the reinvestment of dividends net of withholding taxes.

10.

The MSCI Emerging Markets NR Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets. The index return calculation assumes the reinvestment of dividends net of withholding taxes.

11.

The Barclays Capital U.S. Aggregate Bond Index measures the performance of more than 8,500 publicly issued investment grade (Baa3/BBB- or better) corporate, U.S. government and mortgage-and asset-backed securities with at least one year to maturity and at least $250 million par amount outstanding.

12.

The Barclays Capital U.S. TIPS Index is an unmanaged index that represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of $100 million U.S. dollars.

Presidential® Managed Risk Funds–5

Presidential® Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period April 1, 2015 to September 30, 2015

As a Fund shareholder, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

Presidential® Managed Risk 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual
Class A	$1,000.00	$957.50	0.90%	$4.42
Class C	1,000.00	956.60	1.15%	5.64
Class I	1,000.00	959.30	0.65%	3.19

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

Presidential® Managed Risk 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual
Class A	$1,000.00	$950.70	0.90%	$4.40
Class C	1,000.00	948.90	1.15%	5.62
Class I	1,000.00	951.50	0.65%	3.18

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

Presidential® Managed Risk 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual
Class A	$1,000.00	$945.40	0.90%	$4.39
Class C	1,000.00	943.60	1.15%	5.60
Class I	1,000.00	946.30	0.65%	3.17

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

Presidential® Managed Risk Funds–6

Presidential® Managed Risk Funds

Disclosure

OF FUND EXPENSES (continued)

Presidential® Managed Risk 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual
Class A	$1,000.00	$937.50	0.90%	$4.37
Class C	1,000.00	936.70	1.15%	5.58
Class I	1,000.00	939.20	0.65%	3.16

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

Presidential® Managed Risk 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual
Class A	$1,000.00	$930.80	0.90%	$4.36
Class C	1,000.00	929.10	1.15%	5.56
Class I	1,000.00	931.70	0.65%	3.15

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

Presidential® Managed Risk Moderate Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*

Actual
Class A	$1,000.00	$943.10	0.90%	$4.38
Class C	1,000.00	942.10	1.15%	5.60
Class I	1,000.00	944.10	0.65%	3.17

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,019.30	1.15%	5.82
Class I	1,000.00	1,021.81	0.65%	3.29

* “Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

Presidential® Managed Risk Funds–7

Presidential® Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of September 30, 2015

Presidential® Managed Risk 2010 Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	98.47%

Equity Funds	26.72%
Fixed Income Funds	48.46%
International Equity Funds	18.24%
International Fixed Income Fund	3.94%
Money Market Fund	1.11%

Total Value of Securities	98.47%

Receivables and Other Assets Net of Liabilities	1.53%

Total Net Assets	100.00%

Presidential® Managed Risk 2020 Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	98.52%

Equity Funds	34.11%
Fixed Income Funds	35.33%
International Equity Funds	23.81%
International Fixed Income Fund	2.93%
Money Market Fund	2.34%

Total Value of Securities	98.52%

Receivables and Other Assets Net of Liabilities	1.48%

Total Net Assets	100.00%

Presidential® Managed Risk 2030 Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	98.64%

Commodity Fund	0.95%
Equity Funds	36.62%
Fixed Income Funds	28.22%
International Equity Funds	26.45%
International Fixed Income Fund	2.91%
Money Market Fund	3.49%

Total Value of Securities	98.64%

Receivables and Other Assets Net of Liabilities	1.36%

Total Net Assets	100.00%

Presidential® Managed Risk 2040 Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	99.39%

Commodity Fund	0.95%
Equity Funds	40.29%
Fixed Income Funds	19.37%
International Equity Funds	32.04%
International Fixed Income Fund	1.93%
Money Market Fund	4.81%

Total Value of Securities	99.39%

Receivables and Other Assets Net of Liabilities	0.61%

Total Net Assets	100.00%

Presidential® Managed Risk 2050 Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	97.35%
Commodity Fund	0.92%
Equity Funds	43.74%
Fixed Income Funds	7.48%
International Equity Funds	39.47%
Money Market Fund	5.74%

Total Value of Securities	97.35%

Receivables and Other Assets Net of Liabilities	2.65%

Total Net Assets	100.00%

Presidential® Managed Risk Moderate Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	98.39%

Commodity Fund	0.95%
Equity Funds	32.95%
Fixed Income Funds	39.06%
International Equity Funds	20.76%
International Fixed Income Fund	1.94%
Money Market Fund	2.73%

Total Value of Securities	98.39%

Receivables and Other Assets Net of Liabilities	1.61%

Total Net Assets	100.00%

Presidential® Managed Risk Funds–8

Presidential® Managed Risk 2010 Fund

Statement of Net Assets

September 30, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.47%
Equity Funds–26.72%
iShares Core S&P Mid-Cap ETF	4,289	$585,920
iShares Russell 2000 ETF	3,951	431,449
SPDR® S&P 500 ETF	16,182	3,100,957

		4,118,326

Fixed Income Funds–48.46%
iShares Barclays 0-5 Year TIPS Bond ETF	6,151	610,610
iShares Barclays TIPS Bond ETF	9,642	1,067,273
iShares Floating Rate Bond ETF	9,037	455,917
SPDR® Barclays High Yield Bond ETF	12,322	439,402
Vanguard Mortgage-Backed Securities ETF	14,308	763,475
Vanguard Short-Term Bond ETF	7,602	611,125
Vanguard Total Bond Market ETF	42,955	3,519,303

		7,467,105

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–18.24%
iShares Core MSCI Emerging Markets ETF	7,611	$303,603
iShares International Developed Real Estate ETF	16,220	454,322
Vanguard FTSE Developed Markets ETF	57,579	2,052,116

		2,810,041

International Fixed Income Fund–3.94%
SPDR® Barclays International Treasury Bond ETF	11,649	606,563

		606,563

Money Market Fund–1.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	171,471	171,471

		171,471

Total Investment Companies (Cost $14,177,194)		15,173,506

TOTAL VALUE OF SECURITIES–98.47% (Cost $14,177,194)	15,173,506
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.53%	236,256

NET ASSETS APPLICABLE TO 1,394,615 SHARES OUTSTANDING–100.00%	$15,409,762

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS A ($15,386,622 / 1,392,520 Shares)	$11.05

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS C ($11,571 / 1,050 Shares)	$11.02

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS I ($11,569 / 1,045 Shares)	$11.07

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$14,646,342
Undistributed net investment income	89,827
Accumulated net realized loss on investments	(382,844)
Net unrealized appreciation of investments and derivatives	1,056,437

Total net assets	$15,409,762

«	Includes $28,143 cash and $73,310 foreign currencies pledged as collateral for futures contracts and $3,144 payable for securities purchased as of September 30, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2010 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.05
Sales charge (5.75% of offering price) (see current prospectus for purchases of $ 50,000 or more)	0.67

Offering price	$11.72

Presidential® Managed Risk Funds–9

Presidential® Managed Risk 2010 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(16) E-mini S&P 500 Index	$(1,546,776)	$(1,526,960)	12/21/15	$19,816
(7) Euro Currency	(981,569)	(978,162)	12/15/15	3,407
(25) Euro STOXX 50 Index	(900,373)	(863,471)	12/21/15	36,902

	$(3,428,718)			$60,125

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–10

Presidential® Managed Risk 2020 Fund

Statement of Net Assets

September 30, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.52%
Equity Funds–34.11%
iShares Core S&P Mid-Cap ETF	6,665	$910,505
iShares Russell 2000 ETF	6,556	715,915
SPDR® S&P 500 ETF	25,894	4,962,067

		6,588,487

Fixed Income Funds–35.33%
iShares Barclays 0-5 Year TIPS Bond ETF	3,823	379,509
iShares Barclays TIPS Bond ETF	5,145	569,500
iShares Floating Rate Bond ETF	7,498	378,274
SPDR® Barclays High Yield Bond ETF	15,330	546,668
Vanguard Mortgage-Backed Securities ETF	10,689	570,365
Vanguard Short-Term Bond ETF	9,454	760,007
Vanguard Total Bond Market ETF	44,160	3,618,029

		6,822,352

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–23.81%
iShares Core MSCI Emerging Markets ETF	14,193	$566,159
iShares International Developed Real Estate ETF	20,188	565,466
Vanguard FTSE Developed Markets ETF	97,287	3,467,309

		4,598,934

International Fixed Income Fund–2.93%
SPDR® Barclays International Treasury Bond ETF	10,882	566,626

		566,626

Money Market Fund–2.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	452,248	452,248

		452,248

Total Investment Companies (Cost $17,648,309)		19,028,647

TOTAL VALUE OF SECURITIES–98.52% (Cost $17,648,309)	19,028,647
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.48%	284,965

NET ASSETS APPLICABLE TO 1,699,248 SHARES OUTSTANDING–100.00%	$19,313,612

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS A ($19,292,474 / 1,697,388 Shares)	$11.37

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS C ($11,795 / 1,040 Shares)	$11.34

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS I ($9,343 / 820 Shares)	$11.39

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$18,137,048
Undistributed net investment income	135,390
Accumulated net realized loss on investments	(429,004)
Net unrealized appreciation of investments and derivatives	1,470,178

Total net assets	$19,313,612

«	Includes $40,502 cash and $111,318 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2020 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.37
Sales charge (5.75% of offering price) (see current prospectus for purchases of $ 50,000 or more)	0.69

Offering price	$12.06

Presidential® Managed Risk Funds–11

Presidential® Managed Risk 2020 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(24) E-mini S&P 500 Index	$(2,316,532)	$(2,290,440)	12/21/15	$26,092
(10) Euro Currency	(1,404,530)	(1,397,375)	12/15/15	7,155
(38) Euro STOXX 50 Index	(1,369,069)	(1,312,476)	12/21/15	56,593

	$(5,090,131)			$89,840

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–12

Presidential® Managed Risk 2030 Fund

Statement of Net Assets

September 30, 2015

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–98.64%
Commodity Fund–0.95%
†iShares S&P GSCI Commodity-Indexed Trust ETF	5,614	$95,887

		95,887

Equity Funds–36.62%
iShares Core S&P Mid-Cap ETF	3,462	472,944
iShares Russell 2000 ETF	4,255	464,646
SPDR® S&P 500 ETF	14,433	2,765,796

		3,703,386

Fixed Income Funds–28.22%
iShares Barclays 0-5 Year TIPS Bond ETF	1,983	196,852
iShares Barclays TIPS Bond ETF	1,778	196,807
iShares Floating Rate Bond ETF	3,891	196,301
SPDR® Barclays High Yield Bond ETF	5,304	189,141
Vanguard Mortgage-Backed Securities ETF	3,698	197,325
Vanguard Short-Term Bond ETF	2,450	196,956
Vanguard Total Bond Market ETF	20,514	1,680,712

		2,854,094

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–26.45%
iShares Core MSCI Emerging Markets ETF	9,813	$391,441
iShares International Developed Real Estate ETF	10,477	293,461
Vanguard FTSE Developed Markets ETF	50,522	1,800,604
Vanguard Total World Stock ETF	3,427	189,547

		2,675,053

International Fixed Income Fund–2.91%
SPDR® Barclays International Treasury Bond ETF	5,645	293,935

		293,935

Money Market Fund–3.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	352,679	352,679

		352,679

Total Investment Companies (Cost $9,091,602)		9,975,034

TOTAL VALUE OF SECURITIES–98.64% (Cost $9,091,602)	9,975,034
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.36%	137,080

NET ASSETS APPLICABLE TO 912,963 SHARES OUTSTANDING–100.00%	$10,112,114

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS A ($10,088,644 / 910,844 Shares)	$11.08

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS C ($11,723 / 1,061 Shares)	$11.05

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS I ($11,747 / 1,058 Shares)	$11.10

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$9,405,416
Undistributed net investment income	60,714
Accumulated net realized loss on investments	(295,401)
Net unrealized appreciation of investments and derivatives	941,385

Total net assets	$10,112,114

†	Non-income producing for the period.

«

Includes $73,917 cash and $22,376 foreign currencies pledged as collateral for futures contracts, $23,306 payable for securities purchased and $15,000 payable for Fund shares redeemed as of September 30, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2030 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.08
Sales charge (5.75% of offering price) (see current prospectus for purchases of $ 50,000 or more)	0.68

Offering price	$11.76

Presidential® Managed Risk Funds–13

Presidential® Managed Risk 2030 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(15) E-mini S&P 500 Index	$(1,450,126)	$(1,431,525)	12/21/15	$18,601
(6) Euro Currency	(842,070)	(838,425)	12/15/15	3,645
(25) Euro STOXX 50 Index	(899,177)	(863,470)	12/21/15	35,707

	$(3,191,373)			$57,953

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–14

Presidential® Managed Risk 2040 Fund

Statement of Net Assets

September 30, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.39%
Commodity Fund–0.95%
†iShares S&P GSCI Commodity-Indexed Trust ETF	4,581	$78,243

		78,243

Equity Funds–40.29%
iShares Core S&P Mid-Cap ETF	2,824	385,787
iShares Russell 2000 ETF	3,470	378,924
SPDR® S&P 500 ETF	13,425	2,572,633

		3,337,344

Fixed Income Funds–19.37%
iShares Barclays 0-5 Year TIPS Bond ETF	1,618	160,619
iShares Barclays TIPS Bond ETF	725	80,250
iShares Floating Rate Bond ETF	1,587	80,064
SPDR® Barclays High Yield Bond ETF	4,332	154,479
Vanguard Mortgage-Backed Securities ETF	3,019	161,094
Vanguard Short-Term Bond ETF	1,999	160,700
Vanguard Total Bond Market ETF	9,853	807,256

		1,604,462

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–32.04%
iShares Core MSCI Emerging Markets ETF	10,021	$399,738
iShares International Developed Real Estate ETF	8,556	239,654
Vanguard FTSE Developed Markets ETF	47,817	1,704,198
Vanguard Total World Stock ETF	5,598	309,625

		2,653,215

International Fixed Income Fund–1.93%
SPDR® Barclays International Treasury Bond ETF	3,071	159,907

		159,907

Money Market Fund–4.81%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	398,548	398,548

		398,548

Total Investment Companies (Cost $7,422,275)		8,231,719

TOTAL VALUE OF SECURITIES–99.39% (Cost $7,422,275)	8,231,719
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	50,752

NET ASSETS APPLICABLE TO 715,853 SHARES OUTSTANDING–100.00%	$8,282,471

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS A ($5,851,471 / 506,028 Shares)	$11.56

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS C ($11,981 / 1,038 Shares)	$11.54

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS I ($2,419,019 / 208,787 Shares)	$11.59

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$7,656,822
Undistributed net investment income	61,097
Accumulated net realized loss on investments	(296,030)
Net unrealized appreciation of investments and derivatives	860,582

Total net assets	$8,282,471

†	Non-income producing for the period.

«

Includes $74,367 cash and $22,549 foreign currencies pledged as collateral for futures contracts, $57,164 payable for securities purchased and $61,803 payable for Fund shares redeemed as of September 30, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2040 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.56
Sales charge (5.75% of offering price) (see current prospectus for purchases of $ 50,000 or more)	0.71

Offering price	$12.27

Presidential® Managed Risk Funds–15

Presidential® Managed Risk 2040 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(14) E-mini S&P 500 Index	$(1,352,615)	$(1,336,090)	12/21/15	$16,525
(6) Euro Currency	(840,370)	(838,425)	12/15/15	1,945
(24) Euro STOXX 50 Index	(861,600)	(828,932)	12/21/15	32,668

	$(3,054,585)			$51,138

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–16

Presidential® Managed Risk 2050 Fund

Statement of Net Assets

September 30, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–97.35%
Commodity Fund–0.92%
†iShares S&P GSCI Commodity-Indexed Trust ETF	2,525	$43,127

		43,127

Equity Funds–43.74%
iShares Core S&P Mid-Cap ETF	1,553	212,155
iShares Russell 2000 ETF	2,679	292,547
SPDR® S&P 500 ETF	8,065	1,545,496

		2,050,198

Fixed Income Funds–7.48%
iShares Barclays 0-5 Year TIPS Bond ETF	889	88,251
SPDR® Barclays High Yield Bond ETF .	2,384	85,013
Vanguard Short-Term Bond ETF	550	44,216
Vanguard Total Bond Market ETF	1,626	133,218

		350,698

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–39.47%
iShares Core MSCI Emerging Markets ETF	7,725	$308,150
iShares International Developed Real Estate ETF	6,289	176,155
Vanguard FTSE Developed Markets ETF	33,534	1,195,152
Vanguard Total World Stock ETF	3,085	170,631

		1,850,088

Money Market Fund–5.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	268,991	268,991

		268,991

Total Investment Companies (Cost $3,980,889)		4,563,102

TOTAL VALUE OF SECURITIES–97.35% (Cost $3,980,889)	4,563,102
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.65%	124,267

NET ASSETS APPLICABLE TO 404,801 SHARES OUTSTANDING–100.00%	$4,687,369

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS A ($2,243,724 / 193,951 Shares)	$11.57

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS C ($12,044 / 1,044 Shares)	$11.54

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS I ($2,431,601 / 209,806 Shares)	$11.59

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$4,201,555
Undistributed net investment income	39,361
Accumulated net realized loss on investments	(174,892)
Net unrealized appreciation of investments and derivatives	621,345

Total net assets	$4,687,369

†	Non-income producing for the period.

«

Includes $51,640 cash and $24,450 foreign currencies pledged as collateral for futures contracts, $2,120 payable for securities purchased and $1,067 payable for Fund shares redeemed as of September 30, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2050 Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$11.57
Sales charge (5.75% of offering price) (see current prospectus for purchases of $ 50,000 or more)	0.71

Offering price	$12.28

Presidential® Managed Risk Funds–17

Presidential® Managed Risk 2050 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(10) E-mini S&P 500 Index	$(966,017)	$(954,350)	12/21/15	$11,667
(5) Euro Currency	(700,196)	(698,687)	12/15/15	1,509
(19) Euro STOXX 50 Index	(682,194)	(656,238)	12/21/15	25,956

	$(2,348,407)			$39,132

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–18

Presidential® Managed Risk Moderate Fund

Statement of Net Assets

September 30, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.39%
Commodity Fund–0.95%
†iShares S&P GSCI Commodity-Indexed Trust ETF	1,454	$24,834

		24,834

Equity Funds–32.95%
iShares Core S&P Mid-Cap ETF	1,254	171,309
iShares Russell 2000 ETF	882	96,315
SPDR® S&P 500 ETF	3,094	592,903

		860,527

Fixed Income Funds–39.06%
iShares Barclays TIPS Bond ETF	691	76,487
SPDR® Barclays High Yield Bond ETF	2,059	73,424
Vanguard Mortgage-Backed Securities ETF	479	25,560
Vanguard Short-Term Bond ETF	1,905	153,143
Vanguard Total Bond Market ETF	8,438	691,324

		1,019,938

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–20.76%
iShares Core MSCI Emerging Markets ETF	1,907	$76,070
Vanguard FTSE Developed Markets ETF	13,080	466,171

		542,241

International Fixed Income Fund–1.94%
SPDR® Barclays International Treasury Bond ETF	975	50,768

		50,768

Money Market Fund–2.73%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	71,256	71,256

		71,256

Total Investment Companies (Cost $2,636,183)		2,569,564

TOTAL VALUE OF SECURITIES–98.39% (Cost $2,636,183)	2,569,564
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.61%	42,047

NET ASSETS APPLICABLE TO 266,794 SHARES OUTSTANDING–100.00%	$2,611,611

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS A ($620,019 / 63,425 Shares)	$9.78

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS C ($9,915 / 1,016 Shares)	$9.76

NET ASSET VALUE PER SHARE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS I ($1,981,677 / 202,353 Shares)	$9.79

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2015:
Shares of beneficial interest (unlimited authorization–no par)	$2,695,161
Undistributed net investment income	22,241
Accumulated net realized loss on investments	(51,507)
Net unrealized depreciation of investments and derivatives	(54,284)

Total net assets	$2,611,611

†	Non-income producing for the period.

«	Includes $4,772 cash and $18,934 foreign currencies pledged as collateral for futures contracts as of September 30, 2015.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk Moderate Fund
Net asset value Class A (amount which would be paid upon redemption or repurchase of shares)	$9.78
Sales charge (5.75% of offering price) (see current prospectus for purchases of $50,000 or more)	0.60

Offering price	$10.38

Presidential® Managed Risk Funds–19

Presidential® Managed Risk Moderate Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at September 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4) E-mini S&P 500 Index	$(386,122)	$(381,740)	12/21/15	$4,382
(1) Euro Currency	(140,174)	(139,738)	12/15/15	437
(6) Euro STOXX 50 Index	(214,749)	(207,233)	12/21/15	7,516

	$(741,045)			$12,335

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–20

Presidential® Managed Risk Funds

Statements of Operations

Year Ended September 30, 2015

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund

INVESTMENT INCOME:
Dividends	$308,109	$409,070	$207,604	$177,766	$104,368	$52,418

EXPENSES:
Accounting and administration expenses	114,174	134,927	82,936	75,040	55,992	42,632
Management fees	66,999	83,441	42,142	35,670	20,551	10,119
Distribution fees-Class A	41,667	51,006	25,771	15,155	5,715	1,097
Distribution fees-Class C	60	61	61	63	64	52
Transfer agent fees and expenses	25,196	25,162	25,185	25,170	25,172	25,184
Shareholder servicing fees	25,125	31,290	15,803	13,376	7,706	3,794
Professional fees	22,438	23,755	20,863	19,725	18,757	18,148
Registration fees	21,918	22,638	21,044	20,608	20,007	33,340
Reports and statements to shareholders	10,509	11,663	8,220	7,075	5,849	3,158
Service fees	6,839	6,934	6,691	6,658	6,570	9,809
Custodian fees	4,513	4,613	3,878	3,222	2,197	1,196
Consulting fees	2,566	2,568	2,879	3,109	3,290	3,307
Trustees’ fees and expenses	360	525	197	182	169	8
Pricing fees	199	198	204	202	196	167
Other	2,582	2,895	2,328	2,320	2,120	2,162

	345,145	401,676	258,202	227,575	174,355	154,173
Less expenses reimbursed	(177,794)	(194,157)	(153,353)	(145,475)	(130,043)	(134,051)
Less management fees waived	(16,750)	(20,860)	(10,536)	(8,918)	(5,138)	(2,530)

Total operating expenses	150,601	186,659	94,313	73,182	39,174	17,592

NET INVESTMENT INCOME	157,508	222,411	113,291	104,584	65,194	34,826

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	47,348	26,437	69,837	66,797	124,939	(6,472)
Distributions from investment companies	18,329	18,297	8,460	4,747	886	2,552
Foreign currencies	(9,685)	(13,019)	(7,067)	(6,500)	(4,464)	37
Futures contracts	31,324	74,789	24,709	(27,855)	(11,908)	(43,402)

Net realized gain (loss)	87,316	106,504	95,939	37,189	109,453	(47,285)

Net change in unrealized appreciation (depreciation) of:
Investments	(610,590)	(839,795)	(607,884)	(495,578)	(408,604)	(118,814)
Futures contracts	43,995	67,663	46,087	39,948	29,700	12,993

Net change in unrealized appreciation (depreciation)	(566,595)	(772,132)	(561,797)	(455,630)	(378,904)	(105,821)

NET REALIZED AND UNREALIZED LOSS	(479,279)	(665,628)	(465,858)	(418,441)	(269,451)	(153,106)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(321,771)	$(443,217)	$(352,567)	$(313,857)	$(204,257)	$(118,280)

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–21

Presidential® Managed Risk Funds

Statements of Changes in Net Assets

	Presidential® Managed Risk 2010 Fund		Presidential® Managed Risk 2020 Fund		Presidential® Managed Risk 2030 Fund

	Year Ended		Year Ended		Year Ended

	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$157,508	$221,821	$222,411	$288,161	$113,291	$174,737
Net realized gain (loss)	87,316	13,448	106,504	(129,838)	95,939	114,711
Net change in unrealized appreciation (depreciation)	(566,595)	606,766	(772,132)	1,018,372	(561,797)	503,431

Net increase (decrease) in net assets resulting from operations	(321,771)	842,035	(443,217)	1,176,695	(352,567)	792,879

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(194,311)	(152,406)	(247,139)	(181,374)	(145,579)	(114,247)
Class C	(111)	(110)	(124)	(104)	(143)	(111)
Class I	(1,645)	(34,092)	(10,841)	(39,256)	(5,308)	(36,586)
Net realized gain:
Class A	(220,029)	—	(80,733)	—	(227,034)	—
Class C	(158)	—	(50)	—	(269)	—
Class I	(1,535)	—	(2,951)	—	(7,024)	—

	(417,789)	(186,608)	(341,838)	(220,734)	(385,357)	(150,944)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	5,416,239	5,980,100	5,612,908	6,613,992	2,878,774	2,766,401
Class I	11,004	18,328	74,945	242,100	23,408	77,068
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	414,340	152,406	327,872	181,374	372,613	114,247
Class C	269	110	174	104	412	111
Class I	3,180	34,092	13,792	39,256	12,332	36,586

	5,845,032	6,185,036	6,029,691	7,076,826	3,287,539	2,994,413

Cost of shares redeemed:
Class A	(5,382,484)	(3,797,591)	(5,186,114)	(2,988,453)	(2,747,218)	(2,411,387)
Class I	(122,621)	(2,400,786)	(796,108)	(2,562,714)	(339,836)	(2,465,791)

	(5,505,105)	(6,198,377)	(5,982,222)	(5,551,167)	(3,087,054)	(4,877,178)

Net increase (decrease) in net assets derived from capital share transactions	339,927	(13,341)	47,469	1,525,659	200,485	(1,882,765)

NET INCREASE (DECREASE) IN NET ASSETS	(399,633)	642,086	(737,586)	2,481,620	(537,439)	(1,240,830)
NET ASSETS:
Beginning of year	15,809,395	15,167,309	20,051,198	17,569,578	10,649,553	11,890,383

End of year	$15,409,762	$15,809,395	$19,313,612	$20,051,198	$10,112,114	$10,649,553

Undistributed net investment income	$89,827	$130,974	$135,390	$177,525	$60,714	$104,270

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–22

Presidential® Managed Risk Funds

Statements of Changes in Net Assets (continued)

	Presidential® Managed Risk 2040 Fund		Presidential® Managed Risk 2050 Fund		Presidential® Managed Risk Moderate Fund

	Year Ended		Year Ended		Year Ended	11/1/13* to

	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$104,584	$128,982	$65,194	$83,988	$34,826	$34,672
Net realized gain (loss)	37,189	(117,743)	109,453	(77,683)	(47,285)	(1,759)
Net change in unrealized appreciation (depreciation)	(455,630)	523,564	(378,904)	327,797	(105,821)	51,537

Net increase (decrease) in net assets resulting from operations	(313,857)	534,803	(204,257)	334,102	(118,280)	84,450

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(74,083)	(65,529)	(26,947)	(27,610)	(4,554)	(61)
Class C	(126)	(121)	(132)	(142)	(98)	(56)
Class I	(44,536)	(40,979)	(45,826)	(45,178)	(29,692)	(12,906)
Net realized gain:
Class A	—	—	—	—	(370)	—
Class C	—	—	—	—	(10)	—
Class I	—	—	—	—	(1,993)	—

	(118,745)	(106,629)	(72,905)	(72,930)	(36,717)	(13,023)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	1,546,614	1,768,642	757,391	626,958	282,184	409,029
Class C	—	—	—	—	—	10,000
Class I	96,952	99,928	113,943	135,582	—	1,979,961
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	74,083	65,528	26,947	27,610	4,924	61
Class C	126	121	132	142	108	56
Class I	44,536	40,979	45,826	45,178	31,685	12,906

	1,762,311	1,975,198	944,239	835,470	318,901	2,412,013

Cost of shares redeemed:
Class A	(1,440,438)	(854,653)	(740,221)	(303,017)	(17,169)	(18,564)
Class I	(555,223)	(84,878)	(564,282)	(21,578)	—	—

	(1,995,661)	(939,531)	(1,304,503)	(324,595)	(17,169)	(18,564)

Net increase (decrease) in net assets derived from capital share transactions	(233,350)	1,035,667	(360,264)	510,875	301,732	2,393,449

NET INCREASE (DECREASE) IN NET ASSETS	(665,952)	1,463,841	(637,426)	772,047	146,735	2,464,876
NET ASSETS:
Beginning of year	8,948,423	7,484,582	5,324,795	4,552,748	2,464,876	—

End of year	$8,282,471	$8,948,423	$4,687,369	$5,324,795	$2,611,611	$2,464,876

Undistributed net investment income	$61,097	$80,597	$39,361	$51,632	$22,241	$20,960

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–23

Presidential® Managed Risk 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class A
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.56	$11.10	$10.58	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11	0.15	0.13	0.17
Net realized and unrealized gain (loss)	(0.33)	0.44	0.48	0.52

Total from investment operations	(0.22)	0.59	0.61	0.69

Less dividends and distributions from:
Net investment income	(0.14)	(0.13)	(0.08)	(0.11)
Net realized gain	(0.15)	—	(0.01)	—

Total dividends and distributions	(0.29)	(0.13)	(0.09)	(0.11)

Net asset value, end of period	$11.05	$11.56	$11.10	$10.58

Total return[3]	(1.98% )	5.38%	5.78%	6.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,387	$15,677	$12,812	$5,592
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.06%	2.11%	2.56%	5.41%
Ratio of net investment income to average net assets	0.94%	1.35%	1.18%	1.79%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22% )	0.14%	(0.48% )	(2.76% )
Portfolio turnover	42%	48%	36%	42%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–24

Presidential® Managed Risk 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class C
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.53	$11.07	$10.58	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.08	0.13	0.10	0.14
Net realized and unrealized gain (loss)	(0.33)	0.44	0.47	0.53

Total from investment operations	(0.25)	0.57	0.57	0.67

Less dividends and distributions from:
Net investment income	(0.11)	(0.11)	(0.07)	(0.09)
Net realized gain	(0.15)	—	(0.01)	—

Total dividends and distributions	(0.26)	(0.11)	(0.08)	(0.09)

Net asset value, end of period	$11.02	$11.53	$11.07	$10.58

Total return[3]	(2.23% )	5.16%	5.39%	6.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$12	$11	$11
Ratio of expenses to average net assets[4]	1.15%	1.15%	1.15%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.31%	2.36%	2.81%	5.66%
Ratio of net investment income to average net assets	0.69%	1.10%	0.93%	1.54%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.47% )	(0.11% )	(0.73% )	(3.01% )
Portfolio turnover	42%	48%	36%	42%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–25

Presidential® Managed Risk 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class I
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.58	$11.12	$10.58	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.14	0.18	0.15	0.19
Net realized and unrealized gain (loss)	(0.33)	0.44	0.48	0.53

Total from investment operations	(0.19)	0.62	0.63	0.72

Less dividends and distributions from:
Net investment income	(0.17)	(0.16)	(0.08)	(0.14)
Net realized gain	(0.15)	—	(0.01)	—

Total dividends and distributions	(0.32)	(0.16)	(0.09)	(0.14)

Net asset value, end of period	$11.07	$11.58	$11.12	$10.58

Total return[3]	(1.73% )	5.64%	6.00%	7.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$120	$2,344	$2,122
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.81%	1.86%	2.31%	5.16%
Ratio of net investment income to average net assets	1.19%	1.60%	1.43%	2.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.03%	0.39%	(0.23% )	(2.51% )
Portfolio turnover	42%	48%	36%	42%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–26

Presidential® Managed Risk 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class A
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.84	$11.27	$10.57	$10.00

Income (loss) from investment operations:

Net investment income[2]	0.13	0.16	0.13	0.18
Net realized and unrealized gain (loss)	(0.40)	0.54	0.65	0.51

Total from investment operations	(0.27)	0.70	0.78	0.69

Less dividends and distributions from:
Net investment income	(0.15)	(0.13)	(0.08)	(0.12)
Net realized gain	(0.05)	—	—[3]	—

Total dividends and distributions	(0.20)	(0.13)	(0.08)	(0.12)

Net asset value, end of period	$11.37	$11.84	$11.27	$10.57

Total return[4]	(2.35% )	6.23%	7.41%	6.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,292	$19,338	$14,747	$4,415
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.93%	1.95%	2.56%	5.73%
Ratio of net investment income to average net assets	1.06%	1.39%	1.22%	1.93%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.03%	0.34%	(0.44% )	(2.94% )
Portfolio turnover	39%	38%	21%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $2,047 were made by the Fund’s Class A shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–27

Presidential® Managed Risk 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class C
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.81	$11.25	$10.57	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.10	0.13	0.11	0.16
Net realized and unrealized gain (loss)	(0.40)	0.53	0.64	0.51

Total from investment operations	(0.30)	0.66	0.75	0.67

Less dividends and distributions from:
Net investment income	(0.12)	(0.10)	(0.07)	(0.10)
Net realized gain	(0.05)	—	—[3]	—

Total dividends and distributions	(0.17)	(0.10)	(0.07)	(0.10)

Net asset value, end of period	$11.34	$11.81	$11.25	$10.57

Total return[4]	(2.60% )	5.91%	7.12%	6.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$12	$12	$11
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.15%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.18%	2.20%	2.81%	5.98%
Ratio of net investment income to average net assets	0.81%	1.14%	0.97%	1.68%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22% )	0.09%	(0.69% )	(3.19% )
Portfolio turnover	39%	38%	21%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $3 were made by the Fund’s Class C shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–28

Presidential® Managed Risk 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class I
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.86	$11.29	$10.57	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.16	0.19	0.16	0.20
Net realized and unrealized gain (loss)	(0.40)	0.54	0.64	0.51

Total from investment operations	(0.24)	0.73	0.80	0.71

Less dividends and distributions from:
Net investment income	(0.18)	(0.16)	(0.08)	(0.14)
Net realized gain	(0.05)	—	—[3]	—

Total dividends and distributions	(0.23)	(0.16)	(0.08)	(0.14)

Net asset value, end of period	$11.39	$11.86	$11.29	$10.57

Total return[4]	(2.10% )	6.48%	7.64%	7.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9	$701	$2,811	$2,135
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.68%	1.70%	2.31%	5.48%
Ratio of net investment income to average net assets	1.31%	1.64%	1.47%	2.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.28%	0.59%	(0.19% )	(2.69% )
Portfolio turnover	39%	38%	21%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $607 were made by the Fund’s Class I shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–29

Presidential® Managed Risk 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class A
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.89	$11.31	$10.51	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.16	0.14	0.18
Net realized and unrealized gain (loss)	(0.51)	0.56	0.73	0.45

Total from investment operations	(0.38)	0.72	0.87	0.63

Less dividends and distributions from:
Net investment income	(0.17)	(0.14)	(0.07)	(0.12)
Net realized gain	(0.26)	—	—	—

Total dividends and distributions	(0.43)	(0.14)	(0.07)	(0.12)

Net asset value, end of period	$11.08	$11.89	$11.31	$10.51

Total return[3]	(3.36% )	6.37%	8.30%	6.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,089	$10,324	$9,373	$2,015
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.46%	2.32%	3.05%	6.90%
Ratio of net investment income to average net assets	1.07%	1.37%	1.25%	1.94%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.49% )	(0.05% )	(0.90% )	(4.11% )
Portfolio turnover	35%	32%	32%	31%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–30

Presidential® Managed Risk 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class C
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.86	$11.29	$10.50	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.10	0.13	0.11	0.16
Net realized and unrealized gain (loss)	(0.51)	0.55	0.74	0.44

Total from investment operations	(0.41)	0.68	0.85	0.60

Less dividends and distributions from:
Net investment income	(0.14)	(0.11)	(0.06)	(0.10)
Net realized gain	(0.26)	—	—	—

Total dividends and distributions	(0.40)	(0.11)	(0.06)	(0.10)

Net asset value, end of period	$11.05	$11.86	$11.29	$10.50

Total return[3]	(3.61% )	6.03%	8.12%	6.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$12	$11	$11
Ratio of expenses to average net assets[4]	1.15%	1.15%	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.71%	2.57%	3.30%	7.15%
Ratio of net investment income to average net assets	0.82%	1.12%	1.00%	1.69%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.74% )	(0.30% )	(1.15% )	(4.36% )
Portfolio turnover	35%	32%	32%	31%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–31

Presidential® Managed Risk 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class I
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$11.91	$11.33	$10.50	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.16	0.19	0.16	0.20
Net realized and unrealized gain (loss)	(0.51)	0.56	0.74	0.45

Total from investment operations	(0.35)	0.75	0.90	0.65

Less dividends and distributions from:
Net investment income	(0.20)	(0.17)	(0.07)	(0.15)
Net realized gain	(0.26)	—	—	—

Total dividends and distributions	(0.46)	(0.17)	(0.07)	(0.15)

Net asset value, end of period	$11.10	$11.91	$11.33	$10.50

Total return[3]	(3.11% )	6.61%	8.64%	6.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$314	$2,506	$2,110
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.21%	2.07%	2.80%	6.65%
Ratio of net investment income to average net assets	1.32%	1.62%	1.50%	2.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.24% )	0.20%	(0.65% )	(3.86% )
Portfolio turnover	35%	32%	32%	31%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–32

Presidential® Managed Risk 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class A
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$12.21	$11.57	$10.54	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.17	0.15	0.20
Net realized and unrealized gain (loss)	(0.63)	0.62	0.95	0.47

Total from investment operations	(0.50)	0.79	1.10	0.67

Less dividends and distributions from:
Net investment income	(0.15)	(0.15)	(0.07)	(0.13)
Net realized gain	—	—	—[3]	—

Total dividends and distributions	(0.15)	(0.15)	(0.07)	(0.13)

Net asset value, end of period	$11.56	$12.21	$11.57	$10.54

Total return[4]	(4.13%)	6.83%	10.56%	6.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,851	$5,985	$4,729	$898
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.63%	2.70%	3.96%	7.81%
Ratio of net investment income to average net assets	1.09%	1.43%	1.35%	2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.64%)	(0.37%)	(1.71%)	(4.89%)
Portfolio turnover	30%	22%	26%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $252 were made by the Fund’s Class A shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–33

Presidential® Managed Risk 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class C
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$12.18	$11.55	$10.54	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.10	0.14	0.12	0.17
Net realized and unrealized gain (loss)	(0.62)	0.61	0.96	0.48

Total from investment operations	(0.52)	0.75	1.08	0.65

Less dividends and distributions from:
Net investment income	(0.12)	(0.12)	(0.07)	(0.11)
Net realized gain	—	—	—[3]	—

Total dividends and distributions	(0.12)	(0.12)	(0.07)	(0.11)

Net asset value, end of period	$11.54	$12.18	$11.55	$10.54

Total return[4]	(4.30%)	6.50%	10.28%	6.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$12	$12	$11
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.88%	2.95%	4.21%	8.06%
Ratio of net investment income to average net assets	0.84%	1.18%	1.10%	1.82%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.89%)	(0.62%)	(1.96%)	(5.14%)
Portfolio turnover	30%	22%	26%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $1 were made by the Fund’s Class C shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–34

Presidential® Managed Risk 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class I
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$12.23	$11.59	$10.54	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.17	0.20	0.18	0.22
Net realized and unrealized gain (loss)	(0.63)	0.62	0.95	0.48

Total from investment operations	(0.46)	0.82	1.13	0.70

Less dividends and distributions from:
Net investment income	(0.18)	(0.18)	(0.08)	(0.16)
Net realized gain	—	—	—[3]	—

Total dividends and distributions	(0.18)	(0.18)	(0.08)	(0.16)

Net asset value, end of period	$11.59	$12.23	$11.59	$10.54

Total return[4]	(3.80% )	7.08%	10.80%	7.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,419	$2,951	$2,744	$2,132
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.38%	2.45%	3.71%	7.56%
Ratio of net investment income to average net assets	1.34%	1.68%	1.60%	2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.39% )	(0.12% )	(1.46% )	(4.64% )
Portfolio turnover	30%	22%	26%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Net realized gain on investments distributions of $202 were made by the Fund’s Class I shares, which calculated to de minimus amounts of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–35

Presidential® Managed Risk 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class A
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$12.30	$11.64	$10.46	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.14	0.19	0.16	0.22
Net realized and unrealized gain (loss)	(0.71)	0.64	1.12	0.38

Total from investment operations	(0.57)	0.83	1.28	0.60

Less dividends and distributions from:
Net investment income	(0.16)	(0.17)	(0.10)	(0.14)

Total dividends and distributions	(0.16)	(0.17)	(0.10)	(0.14)

Net asset value, end of period	$11.57	$12.30	$11.64	$10.46

Total return[3]	(4.72% )	7.13%	12.31%	6.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,244	$2,336	$1,877	$266
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.90%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.53%	3.60%	5.11%	8.34%
Ratio of net investment income to average net assets	1.13%	1.53%	1.42%	2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.50% )	(1.17% )	(2.79% )	(5.18% )
Portfolio turnover	31%	18%	25%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–36

Presidential® Managed Risk 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class C
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$12.27	$11.61	$10.46	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.10	0.16	0.13	0.19
Net realized and unrealized gain (loss)	(0.70)	0.64	1.11	0.39

Total from investment operations	(0.60)	0.80	1.24	0.58

Less dividends and distributions from:
Net investment income	(0.13)	(0.14)	(0.09)	(0.12)

Total dividends and distributions	(0.13)	(0.14)	(0.09)	(0.12)

Net asset value, end of period	$11.54	$12.27	$11.61	$10.46

Total return[3]	(4.96%)	6.90%	11.95%	5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$13	$12	$10
Ratio of expenses to average net assets[4]	1.15%	1.15%	1.15%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.78%	3.85%	5.36%	8.59%
Ratio of net investment income to average net assets	0.88%	1.28%	1.17%	2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.75%)	(1.42%)	(3.04%)	(5.43%)
Portfolio turnover	31%	18%	25%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–37

Presidential® Managed Risk 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class I
				11/2/11[1]
	Year Ended			to
	9/30/15	9/30/14	9/30/13	9/30/12

Net asset value, beginning of period	$12.32	$11.66	$10.46	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.17	0.22	0.18	0.24
Net realized and unrealized gain (loss)	(0.71)	0.64	1.13	0.38

Total from investment operations	(0.54)	0.86	1.31	0.62

Less dividends and distributions from:
Net investment income	(0.19)	(0.20)	(0.11)	(0.16)

Total dividends and distributions	(0.19)	(0.20)	(0.11)	(0.16)

Net asset value, end of period	$11.59	$12.32	$11.66	$10.46

Total return[3]	(4.47% )	7.38%	12.59%	6.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,431	$2,976	$2,664	$2,185
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.28%	3.35%	4.86%	8.09%
Ratio of net investment income to average net assets	1.38%	1.78%	1.67%	2.57%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.25% )	(0.92% )	(2.54% )	(4.93% )
Portfolio turnover	31%	18%	25%	29%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–38

Presidential® Managed Risk Moderate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk Moderate Fund Class A
	Year Ended 9/30/15	11/1/13[1] to 9/30/14

Net asset value, beginning of period	$10.37	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.12	0.15
Net realized and unrealized gain (loss)	(0.58)	0.28

Total from investment operations	(0.46)	0.43

Less dividends and distributions from:
Net investment income	(0.12)	(0.06)
Net realized gain	(0.01)	—

Total dividends and distributions	(0.13)	(0.06)

Net asset value, end of period	$9.78	$10.37

Total return[3]	(4.47% )	4.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$620	$385
Ratio of expenses to average net assets[4]	0.90%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	6.30%	8.85%
Ratio of net investment income to average net assets	1.17%	1.52%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(4.23% )	(6.44% )
Portfolio turnover	23%	16%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–39

Presidential® Managed Risk Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk Moderate Fund Class C
	Year Ended 9/30/15	11/1/13[1] to 9/30/14

Net asset value, beginning of period	$10.35	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.10	0.12
Net realized and unrealized gain (loss)	(0.58)	0.29

Total from investment operations	(0.48)	0.41

Less dividends and distributions from:
Net investment income	(0.10)	(0.06)
Net realized gain	(0.01)	—

Total dividends and distributions	(0.11)	(0.06)

Net asset value, end of period	$9.76	$10.35

Total return[3]	(4.71% )	4.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$10
Ratio of expenses to average net assets[4]	1.15%	1.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	6.55%	9.10%
Ratio of net investment income to average net assets	0.92%	1.27%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(4.48% )	(6.69% )
Portfolio turnover	23%	16%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–40

Presidential® Managed Risk Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk Moderate Fund Class I
	Year Ended 9/30/15	11/1/13[1] to 9/30/14

Net asset value, beginning of period	$10.39	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.15	0.17
Net realized and unrealized gain (loss)	(0.59)	0.29

Total from investment operations	(0.44)	0.46

Less dividends and distributions from:
Net investment income	(0.15)	(0.07)
Net realized gain	(0.01)	—

Total dividends and distributions	(0.16)	(0.07)

Net asset value, end of period	$9.79	$10.39

Total return[3]	(4.32% )	4.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,982	$2,070
Ratio of expenses to average net assets[4]	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	6.05%	8.60%
Ratio of net investment income to average net assets	1.42%	1.77%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(3.98% )	(6.19% )
Portfolio turnover	23%	16%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–41

Presidential® Managed Risk Funds

Notes to Financial Statements

September 30, 2015

Lincoln Advisors Trust (LAT or the Trust) is organized as a Delaware statutory trust and consists of 6 series (Series). Each Series is treated as a separate entity for certain matters under the Investment Company Act of 1940 and for other purposes, and a shareholder of one Series is not deemed to be a shareholder of any other Series. These financial statements and the related notes pertain to: Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund, Presidential® Managed Risk 2050 Fund and Presidential® Managed Risk Moderate Fund (each, a Fund, and collectively, the Funds). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940 and offer Class A, Class C and Class I shares. The Class A shares and Class C shares are subject to a distribution and service fee. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first eighteen months. Class C shares are normally subject to a CDSC of 0.50% if redeemed during the first twelve months from the initial purchase. Class I shares are not subject to a sales charge. The Funds’ shares are available only to investors purchasing through The Lincoln National Life Insurance Company (Lincoln Life) affiliates.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (ETFs) and mutual funds that are advised by unaffiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund and Presidential® Managed Risk 2050 Fund are target-date funds, which are designed for investors planning to retire close to the year indicated in the name of the Fund. The investment objective of the target-date funds is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

The investment objective of the Presidential® Managed Risk Moderate Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (NAV), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2012-September 30, 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended September 30, 2015, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that

Presidential® Managed Risk Funds–42

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

which is due to changes in market prices. Both types of changes in gain (loss) are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–Each Fund is an investment company in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the year ended September 30, 2015.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of each Fund. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of each Fund’s average daily net assets. In addition, LIAC has also contractually agreed to reimburse each Fund to the extent that the total annual operating expenses (excluding Underlying Fund fees and expenses and shareholder services fees) exceed 0.50% of each Fund’s average daily net assets for Class I (0.75% for Class A and 1.00% for Class C). These agreements will continue at least through January 28, 2016, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimbursed Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended September 30, 2015, fees for these administrative and legal services amounted as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Administrative	$66,386	$82,736	$41,732	$35,514	$20,490	$9,961
Legal	17,661	22,028	11,123	9,458	5,459	2,653

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended September 30, 2015, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Trading operation	$116	$148	$76	$63	$37	$18

Pursuant to a distribution and service plan, the Funds are authorized to pay service organizations, including affiliates of LIAC, out of the assets of the Class A shares and Class C shares, an annual fee (Plan Fee) not to exceed 0.30% of average daily net assets of the Class A shares and 1.00% of average daily net assets of the Class C shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Class A shares and 0.50% of the Class C shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Class I shares.

Presidential® Managed Risk Funds–43

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

In addition to the Plan Fee, the Funds may pay a Servicing Fee to parties who perform certain shareholder services such as recordkeeping, maintaining shareholder accounts and other client and communication services. The Servicing Fee cannot exceed 0.25% of daily average net assets. The Funds pay Lincoln Retirement Services Company (LRSC), a wholly owned subsidiary of Lincoln Life, a Servicing Fee of 0.15%.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At September 30, 2015, the Funds had receivables due from or liabilities payable to affiliates as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Expense reimbursement receivable from LIAC	$15,060	$17,862	$12,093	$12,137	$10,166	$13,864
Management fees payable to LIAC	3,830	4,798	2,503	2,026	1,158	641
Distribution fees payable to LFD	3,192	3,999	2,086	1,191	464	127
Servicing fees payable to LRSC	1,915	2,399	1,251	1,013	579	321

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

At September 30, 2015, Lincoln Life directly owned the following percentages of the below Funds’ shares:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Class C	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Class I	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

3. Investments

For the year ended September 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Purchases	$6,962,060	$7,728,875	$3,543,718	$2,511,489	$1,478,796	$820,660
Sales	6,805,151	7,769,688	3,563,101	2,779,797	1,820,898	567,420

At September 30, 2015, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Cost of investments	$14,408,999	$17,823,327	$9,185,640	$7,457,820	$3,994,807	$2,638,055

Aggregate unrealized appreciation	$1,189,296	$1,638,156	$1,062,400	$975,290	$681,623	$45,331
Aggregate unrealized depreciation	(424,789)	(432,836)	(273,006)	(201,391)	(113,328)	(113,822)

Net unrealized appreciation (depreciation)	$764,507	$1,205,320	$789,394	$773,899	$568,295	$(68,491)

Presidential® Managed Risk Funds–44

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs.) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2015:

Level 1	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Investment Companies	$15,173,506	$19,028,647	$9,975,034	$8,231,719	$4,563,102	$2,569,564

Futures Contracts	$60,125	$89,840	$57,953	$51,138	$39,132	$12,335

There were no Level 3 investments at the beginning or end of the year.

During the year ended September 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended September 30, 2015 and 2014 was as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund*
Year Ended September 30, 2015:
Ordinary income	$305,488	$331,585	$215,425	$118,745	$72,905	$36,717
Long-term capital gains	112,301	10,253	169,932	—	—	—

Total	$417,789	$341,838	$385,357	$118,745	$72,905	$36,717

Year Ended September 30, 2014:
Ordinary income	$186,608	$220,734	$150,944	$106,629	$72,930	$13,023

*Commencement of operations was November 1, 2013.

Presidential® Managed Risk Funds–45

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis

As of September 30, 2015, the components of net assets on a tax basis were as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Shares of beneficial interest	$14,646,342	$18,137,048	$9,405,416	$7,656,822	$4,201,555	$2,695,161
Undistributed ordinary income	113,016	193,683	67,605	68,471	43,324	22,241
Undistributed long-term capital gains	170,362	186,320	158,156	69,389	121,306	—
Capital loss carryforwards	—	—	—	—	—	(7,601)
Qualified late year losses deferred	(9,666)	(12,890)	(7,025)	(6,169)	(3,963)	(22,429)
Other temporary differences	(274,799)	(395,869)	(301,432)	(279,941)	(243,148)	(7,270)
Unrealized appreciation
(depreciation)	764,507	1,205,320	789,394	773,899	568,295	(68,491)

Net assets	$15,409,762	$19,313,612	$10,112,114	$8,282,471	$4,687,369	$2,611,611

The differences between book basis and tax basis components of net assets are primarily attributable to the tax deferral of qualified late year losses, losses due to wash sales and straddles, partnership interest and mark-to-market of futures contracts.

Qualified late year ordinary and capital losses represent losses realized on investment transactions from November 1, 2014 through September 30, 2015 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen on the first day of the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, partnership income, distributions received from the Underlying Funds and redesignation of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended September 30, 2015, the Funds recorded the following reclassifications:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
Undistributed net investment income	$(2,588)	$(6,442)	$(5,817)	$(5,339)	$(4,560)	$799
Accumulated net realized loss	2,588	6,442	5,817	5,339	4,560	(799)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

In 2015, the Funds utilized capital loss carryforwards as follows:

	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund
Loss carryforward character:
Short-term	$—	$11,096
Long-term	19,965	28,318

Losses incurred that will be carried forward under the Act are as follows:

Presidential® Managed Risk Moderate Fund
Loss carryforward character:
Short-term	$2,663
Long-term	4,938

Presidential® Managed Risk Funds–46

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

6. Capital Shares

Transactions in capital shares were as follows:

	Presidential® Managed Risk 2010 Fund		Presidential® Managed Risk 2020 Fund		Presidential® Managed Risk 2030 Fund
	Year Ended		Year Ended		Year Ended
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14
Shares sold:
Class A	470,178	522,252	470,366	564,080	245,343	235,006
Class I	952	1,530	6,243	20,803	1,981	6,533
Shares issued upon reinvestment of dividends and distributions:
Class A	36,314	13,547	27,739	15,730	32,122	9,840
Class C	24	10	15	9	36	9
Class I	279	3,030	1,167	3,405	1,063	3,151

	507,747	540,369	505,530	604,027	280,545	254,539

Shares redeemed:
Class A	(470,210)	(334,210)	(434,218)	(254,590)	(234,978)	(205,087)
Class I	(10,588)	(205,044)	(65,675)	(214,042)	(28,322)	(204,472)

	(480,798)	(539,254)	(499,893)	(468,632)	(263,300)	(409,559)

Net increase (decrease)	26,949	1,115	5,637	135,395	17,245	(155,020)

	Presidential® Managed Risk 2040 Fund		Presidential® Managed Risk 2050 Fund		Presidential® Managed Risk Moderate Fund
	Year Ended		Year Ended		Year Ended	11/1/13* to
	9/30/15	9/30/14	9/30/15	9/30/14	9/30/15	9/30/14
Shares sold:
Class A	127,035	146,526	61,569	51,439	27,545	38,850
Class C	—	—	—	—	—	1,000
Class I	7,826	8,263	9,075	11,096	—	198,000
Shares issued upon reinvestment of dividends and distributions:
Class A	6,078	5,479	2,205	2,287	479	9
Class C	10	10	11	12	10	6
Class I	3,653	3,426	3,750	3,743	3,079	1,274

	144,602	163,704	76,610	68,577	31,113	239,139

Shares redeemed:
Class A	(117,238)	(70,547)	(59,820)	(25,029)	(1,684)	(1,774)
Class I	(43,940)	(7,109)	(44,561)	(1,769)	—	—

	(161,178)	(77,656)	(104,381)	(26,798)	(1,684)	(1,774)

Net increase (decrease)	(16,576)	86,048	(27,771)	41,779	29,429	237,365

*Commencement of operations.

7. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses

Presidential® Managed Risk Funds–47

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Presidential® Managed Risk 2010 Fund

Fair values of derivative instruments as of September 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$3,407	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	56,718	Receivables and other assets net of liabilities	—

Total		$60,125		$—

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$60,884	$ (7,090)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(29,560)	51,085

Total		$31,324	$43,995

Presidential® Managed Risk 2020 Fund

Fair values of derivative instruments as of September 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$ 7,155	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	82,685	Receivables and other assets net of liabilities	—

Total		$89,840		$—

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 92,632	$ (6,842)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(17,843)	74,505

Total		$ 74,789	$ 67,663

Presidential® Managed Risk Funds–48

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

Presidential® Managed Risk 2030 Fund

Fair values of derivative instruments as of September 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$3,645	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	54,308	Receivables and other assets net of liabilities	—

Total		$57,953		$—

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 48,570	$ (3,353)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(23,861)	49,440

Total		$ 24,709	$ 46,087

Presidential® Managed Risk 2040 Fund

Fair values of derivative instruments as of September 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$1,945	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	49,193	Receivables and other assets net of liabilities	—

Total		$51,138		$—

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 51,420	$ (5,053)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(79,275)	45,001

Total		$ (27,855)	$ 39,948

Presidential® Managed Risk Funds–49

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

Presidential® Managed Risk 2050 Fund

Fair values of derivative instruments as of September 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$ 1,509	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	37,623	Receivables and other assets net of liabilities	—

Total		$ 39,132		$—

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 48,922	$ (5,489)
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(60,830)	35,189

Total		$ (11,908)	$ 29,700

Presidential® Managed Risk Moderate Fund

Fair values of derivative instruments as of September 30, 2015 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$ 437	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	11,898	Receivables and other assets net of liabilities	—

Total		$ 12,335		$—

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2015 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 2,611	$ 437
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(46,013)	12,556

Total		$ (43,402)	$ 12,993

Presidential® Managed Risk Funds–50

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

7. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the year ended September 30, 2015. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended September 30, 2015.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
Presidential® Managed Risk 2010 Fund	$—	$1,653,607
Presidential® Managed Risk 2020 Fund	—	2,628,990
Presidential® Managed Risk 2030 Fund	—	1,342,808
Presidential® Managed Risk 2040 Fund	—	1,202,472
Presidential® Managed Risk 2050 Fund	—	928,310
Presidential® Managed Risk Moderate Fund	97,793	87,461

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

9. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

10. Subsequent Events

On September 15, 2015, the Board has approved the liquidation of each of the Funds. Effective 4:00 P.M. (Eastern time) on November 18, 2015, except for certain retirement plan investments, each Fund will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about December 18, 2015 (the “Liquidation Date”), the assets of the Funds will be liquidated and any outstanding shares on the Liquidation Date will be redeemed at the net asset value per share. The Funds may not achieve their investment objectives as the Liquidation Date approaches.

Management has determined that no other material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

Presidential® Managed Risk Funds–51

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Lincoln Advisors Trust

We have audited the accompanying statements of net assets of the Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund, Presidential® Managed Risk 2050 Fund and Presidential® Managed Risk Moderate Fund (six of the series constituting Lincoln Advisors Trust) (the Trust) as of September 30, 2015, and the related statements of operations, the statements of changes in net assets and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund, Presidential® Managed Risk 2050 Fund and Presidential® Managed Risk Moderate Fund (six of the series constituting Lincoln Advisors Trust) at September 30, 2015, the results of their operations, the changes in their net assets and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

November 25, 2015

Philadelphia, Pennsylvania

Presidential® Managed Risk Funds–52

Presidential® Managed Risk Funds

Other Fund Information (unaudited)

Tax Information

For the fiscal year ended September 30, 2015, the Funds reported distributions paid during the year as follows:

	(A)	(A)
	Long-Term	Ordinary
	Capital Gain	Income	Total
	Distributions	Distributions	Distributions	Qualifying
	(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
Presidential® Managed Risk 2010 Fund	26.88%	73.12%	100.00%	$91,859
Presidential® Managed Risk 2020 Fund	3.00%	97.00%	100.00%	$127,194
Presidential® Managed Risk 2030 Fund	44.10%	55.90%	100.00%	$87,796
Presidential® Managed Risk 2040 Fund	0.00%	100.00%	100.00%	$63,746
Presidential® Managed Risk 2050 Fund	0.00%	100.00%	100.00%	$38,529
Presidential® Managed Risk Moderate Fund	0.00%	100.00%	100.00%	$13,532

(A) is based on a percentage of the Fund’s total distributions.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

The Funds intend to pass through foreign tax credits in the maximum amount as follows:

Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
$5,527	$8,603	$5,821	$4,810	$3,585	$897

The gross foreign source income earned during the fiscal year 2015 by the Funds was as follows:

Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund
$97,728	$160,426	$106,383	$90,299	$66,274	$16,665

Approval of Investment Management Agreement with LIAC

On August 26 and September 14, 2015, the Board of Trustees (the “Board”) of Lincoln Advisors Trust (“LAT” or the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Investment Advisors Corporation (“LIAC”) (the “Advisory Agreement”) for the series of LAT (each, a “Fund” and collectively, the “Funds”).

The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) had met in executive session with their independent legal counsel and had requested and reviewed materials provided by LIAC, Lincoln National Life Insurance Company (“Lincoln Life”), and Morningstar, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and Morningstar provided information to assist the Independent Trustees in assessing the nature, extent and quality of services provided, information comparing the investment performance, management fees and operating expense ratio of each Fund to other funds, and information about estimated profitability and/or financial condition and compliance and regulatory matters. After reviewing the information received, the Independent Trustees requested supplemental information, and LIAC provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement. The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and Lincoln Life employees to consider the renewal of the Advisory Agreement. The Independent Trustees were assisted in their evaluation of performance by the Investment Committee of the Board, which meets with LIAC quarterly and monitors investment performance. The Independent Trustees also received information from LIAC and Lincoln Life about the Funds throughout the year in connection with the regular quarterly Board meetings.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreement be renewed notwithstanding LIAC’s recommendation to liquidate and terminate the Funds. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services provided to the Funds by LIAC, including LIAC personnel and resources. The Board reviewed the services provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also reviewed information provided regarding portfolio manager compensation, trading and brokerage

Presidential® Managed Risk Funds–53

Presidential® Managed Risk Funds

Other Fund Information (continued)

Approval of Investment Management Agreement with LIAC (continued)

practices, risk management, and compliance and regulatory matters. The Board also considered that certain Lincoln Life personnel would provide services to the Funds on behalf of LIAC and that Lincoln Life provides administrative services to the Funds under a separate administration agreement.

The Board considered that the Funds are managed with an actively managed risk-management strategy using up to 20% of net assets and that at least 80% of each Fund’s net assets are invested in underlying funds. As part of its risk-management strategy, each Fund sells short futures contracts on equity indices of domestic and foreign markets to decrease the Fund’s aggregate economic exposure to equities based on LIAC’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value when equity markets decline. As part of its actively managed risk-management strategy, the Presidential Managed Risk Moderate Fund may also periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. The Board considered that the risk-managed strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) by using hedging instruments (short positions in exchange-traded futures contracts). The Board considered that the Funds’ investment in exchange-traded futures and their resulting costs limits the upside participation of the Funds in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LIAC were satisfactory.

Performance. The Board reviewed performance information provided by Morningstar in June 2015, for each Fund compared to the performance of funds in a peer group of a Morningstar category (“performance peer group”) and a benchmark index for the one year and three year periods, as applicable, ended March 31, 2015. The Board also received return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board reviewed the Presidential Managed Risk 2010 Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Morningstar Target Date 2000-2010 Moderate funds category and a custom index (2010 Blended Risk Control Composite). The Board also considered that the performance peer group contained a limited number of funds. The Board noted that the Fund’s total return was the same as the median return of the performance peer group and above the return of the benchmark index for the one year period. The Board also noted that the Fund’s total return was above the median return of the performance peer group and above the return of the benchmark index for the three year period. The Board reviewed the Fund’s standard deviation for the one and three year periods. The Board noted that the Fund’s standard deviation for the one year period was the same as the median standard deviation of the Fund’s performance peer group and lower than the standard deviation of the benchmark index. The Board also noted that the Fund’s standard deviation for the three year period was higher than the median standard deviation of the Fund’s performance peer group and the standard deviation of the benchmark index. The Board concluded that the services provided by LIAC were satisfactory.

The Board reviewed the Presidential Managed Risk 2020 Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Morningstar Target Date 2016-2020 Moderate funds category and a custom index (2020 Blended Risk Control Composite). The Board also considered that the performance peer group contained a limited number of funds. The Board noted that the Fund’s total return was below the median return of the performance peer group and above the return of the benchmark index for the one year period. The Board also noted that the Fund’s total return was above the median return of the performance peer group and the return of the benchmark index for the three year period. The Board reviewed the Fund’s standard deviation for the one and three year periods. The Board noted that the Fund’s standard deviation for the one year period was lower than the median standard deviation of the Fund’s performance peer group and higher than the standard deviation of the benchmark index. The Board also noted that the Fund’s standard deviation for the three year period was higher than the median standard deviation of the Fund’s performance peer group and the standard deviation of the benchmark index. The Board concluded that the services provided by LIAC were satisfactory.

The Board reviewed the Presidential Managed Risk 2030 Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Morningstar Target Date 2026-2030 Conservative funds category and a custom index (2030 Blended Risk Control Composite). The Board also considered that the performance peer group contained a limited number of funds. The Board noted that the Fund’s total return was below the median return of the performance peer group and above the return of the benchmark index for the one year period. The Board also noted that the Fund’s total return was the same as the median return of the performance peer group and above the return of the benchmark index for the three year period. The Board reviewed the Fund’s standard deviation for the one and three year periods. The Board noted that the Fund’s standard deviation for the one year period was lower than the median standard deviation of the Fund’s performance peer group and higher than the standard deviation of the benchmark index. The Board also noted that the Fund’s standard deviation for the three year period was lower than the median standard deviation of the Fund’s performance peer group and higher than the standard deviation of the benchmark index. The Board concluded that the services provided by LIAC were satisfactory.

The Board reviewed the Presidential Managed Risk 2040 Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Morningstar Target Date 2036-2040 Conservative funds category and a custom index (2040 Blended Risk Control Composite). The Board also considered that the performance peer group contained a limited number of funds. The Board noted that the Fund’s total return was below the median return of the performance peer group and above the return of the benchmark index for the one year period. The Board also noted that the Fund’s total return was the same as the median return of the performance peer group and below the return of the benchmark index for the three year period. The Board reviewed the Fund’s standard deviation for the one

Presidential® Managed Risk Funds–54

Presidential® Managed Risk Funds

Other Fund Information (continued)

Approval of Investment Management Agreement with LIAC (continued)

and three year periods. The Board noted that the Fund’s standard deviation for the one year period was lower than the median standard deviation of the Fund’s performance peer group and the standard deviation of the benchmark index. The Board also noted that the Fund’s standard deviation for the three year period was lower than the median standard deviation of the Fund’s performance peer group and the standard deviation of the benchmark index. The Board concluded that the services provided by LIAC were satisfactory.

The Board reviewed the Presidential Managed Risk 2050 Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Morningstar Target Date 2050+ Conservative funds category and a custom index (2050 Blended Risk Control Composite). The Board also considered that the performance peer group contained a limited number of funds. The Board noted that the Fund’s total return was below the median return of the performance peer group and above the return of the benchmark index for the one year period. The Board also noted that the Fund’s total return was the same as the median return of the performance peer group and below the return of the benchmark index for the three year period. The Board reviewed the Fund’s standard deviation for the one and three year periods. The Board noted that the Fund’s standard deviation for the one year period was lower than the median standard deviation of the Fund’s performance peer group and the standard deviation of the benchmark index. The Board also noted the Fund’s standard deviation for the three year period was lower than the median standard deviation of the Fund’s performance peer group and the standard deviation of the benchmark index. The Board concluded that the services provided by LIAC were satisfactory.

The Board reviewed the Presidential Managed Risk Moderate Fund’s total return and standard deviation compared to the total returns and standard deviation of a performance peer group of funds included in the Moderate Allocation funds category and a custom index (Moderate Blended Risk Control Composite). The Board noted that the Fund’s total return was below the median return of the performance peer group and the return of the benchmark index for the one year period. The Board reviewed the Fund’s standard deviation for the one year period, and noted that the Fund’s standard deviation was lower than the median standard deviation of the Fund’s performance peer group and higher than the standard deviation of the benchmark index. The Board considered that the Fund commenced operations in November 2013, which provided a limited period of time to evaluate investment performance. The Board concluded that the services provided by LIAC were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar expense peer group and category. The Board noted that the investment management fee for each Fund was above the median investment management fee of the respective expense peer group. The Board considered that total expenses, including acquired fund fees and expenses, were either at or above the median expense ratios of the respective expense peer group (for each Fund other than the Presidential Managed Risk Moderate Fund). The Board considered that LIAC had implemented an advisory fee waiver through January 28, 2016. The Board considered information provided by LIAC on LIAC’s asset allocation services, whereby LIAC uses both proprietary and third-party research to allocate assets and select underlying funds based on the Funds’ investment strategies, the desired asset class exposures and the investment style and performance of the underlying funds. The Board also considered LIAC’s statement that the services provided by LIAC to the Funds are in addition to, and not duplicative of, the services provided by the investment advisers to the underlying funds. The Board concluded that each Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable in light of the nature, quality and extent of services provided by LIAC, including LIAC’s risk-management strategy.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered the asset level in each Fund and that LIAC had implemented an expense limitation and an advisory fee waiver through January 28, 2016 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the profitability analysis to LIAC with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LIAC in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Funds, LIAC and its affiliates may receive certain benefits. The Board reviewed materials provided by LIAC as to any such benefits. The Funds pay 12b-1 fees to Lincoln Financial Distributors, Inc., a LIAC affiliate that is the principal underwriter and distributor for the Funds. Lincoln Retirement Plan Services provides recordkeeping and other administrative services to retirement plans and the participants in the plans that invest in the Funds, and receives shareholder servicing fees paid by the Funds. Lincoln Life serves as the administrator for the Funds, for which it is separately reimbursed.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of each Fund.

Presidential® Managed Risk Funds–55

Officer/Trustee Information for Lincoln Advisors Trust (unaudited)

				Number of
				Funds in
				Trust
	Position(s)	Term of Office		Complex*
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	the Trust	Time Served[3]	During the Past Five Years	Trustee	Held by Trustee

Ellen G. Cooper[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1957	Chairman and Trustee	Chairman and Trustee since September 2015	Executive Vice President and Chief Investment Officer; Lincoln Financial Group; Director and Chairman, Lincoln Investment Advisors Corporation; Formerly: Managing Director, Goldman Sachs Asset Management	96	N/A

Steve A. Cobb[2] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1971	Trustee	Trustee since January 2013	Managing Director, CID Capital (private equity firm)	96	Formerly, Director of SPS Commerce (supply chain software provider) (2010-2011)

Elizabeth S. Hager 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1944	Trustee	Trustee since June 2011	Retired; Formerly, State Representative, State of New Hampshire; Formerly, Executive Director, United Way of Merrimack County; Executive Vice President, Granite United Way	96	N/A

Gary D. Lemon, Ph.D. 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Trustee since June 2011	Professor of Economics and Management, DePauw University; Formerly, James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship;	96	N/A

Thomas A. Leonard 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1949	Trustee	Trustee since December 2013	Retired; Formerly: Partner of PricewaterhouseCoopers LLP (accounting firm)	96	Copeland Capital Trust since 2010 (mutual fund); Formerly: WT Mutual Fund (2008-2011); AlphaOne Capital (2011-2013)

Thomas D. Rath 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1945	Trustee	Trustee since June 2011	Managing Partner, Rath, Young and Pignatelli, P.C. (law firm)	96	Formerly: Associated Grocers of New England

Pamela L. Salaway 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1957	Trustee	Trustee since December 2013	Retired; Formerly: Chief Risk Officer, Bank of Montreal/Harris Financial Corp. U.S. Operations	96	N/A

Kenneth G. Stella[2] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since June 2011	Retired; President Emeritus, Indiana Hospital Association; Formerly, President Indiana Hospital Association	96	St. Vincent Health

David H. Windley 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since June 2011	Retired; Formerly, Director of Blue & Co., LLC. (accounting firm)	96	N/A

Kevin J. Adamson[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1966	President	President since September 2015; Formerly: Vice President (2011-2015)	President and Chief Operating Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company; Formerly, Director of Funds Management, The Lincoln National Life Insurance Company	N/A	N/A

Presidential® Managed Risk Funds–56

Officer/Trustee Information for Lincoln Advisors Trust (continued)

Number of
Funds in
Trust
	Position(s)	Term of Office		Complex*
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	the Trust	Time Served[3]	During the Past Five Years	Trustee	Held by Trustee

Jayson R. Bronchetti[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1979	Vice President	Vice President since August 2015	Vice President, Lincoln Investment Advisors Corporation; Vice President and Head of Manager Selection & Research, The Lincoln National Life Insurance Company; Formerly: Executive Director, J.P. Morgan	N/A	N/A

Jeffrey D. Coutts[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1969	Senior Vice President and Treasurer	Senior Vice President and Treasurer since March 2012	Treasurer, Lincoln National Corporation; Director, Lincoln Investment Advisors Corporation; Senior Vice President and Treasurer, The Lincoln National Life Insurance Company; Formerly, Senior Vice President, Insurance Solutions Financial Management, The Lincoln National Life Insurance Company; Formerly, Vice President, Product Development, Employer Markets Division, The Lincoln National Life Insurance Company	N/A	N/A

William P. Flory, Jr.[1] 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1961	Chief Accounting Officer and Vice President	Chief Accounting Officer and Vice President since June 2011	Vice President and Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Vice President and Treasurer, Lincoln Investment Advisors Corporation; Formerly, Second Vice President, Director of Separate Account Operations, The Lincoln National Life Insurance Company	N/A	N/A

Matthew S. MacMillen[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1966	Vice President	Vice President since June 2015	Vice President, Lincoln Investment Advisors Corporation; Vice President and Head of Tax, The Lincoln National Life Insurance Company; Formerly: Senior Vice President and Chief Financial Officer, Sun Life Financial – U.S.; Vice President, Investment Finance, Sun Life Financial – U.S.	N/A	N/A

Patrick McAllister[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1958	Vice President	Vice President since September 2014	Vice President, Lincoln Investment Advisors Corporation; Vice President, Investment Analytics, The Lincoln National Life Insurance Company; Formerly, Executive Director, Morgan Stanley	N/A	N/A

Harold Singleton III[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1962	Vice President	Vice President since September 2014	Vice President, Lincoln Investment Advisors Corporation; Vice President, Head of Client Portfolio Management, The Lincoln National Life Insurance Company; Formerly, Managing Director, Pinebridge Investments	N/A	N/A

John (Jack) A. Weston[1] One Granite Place, Concord, NH 03301 YOB: 1959	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer since June 2011	Vice President and Chief Compliance Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company	N/A	N/A

Presidential® Managed Risk Funds–57

Officer/Trustee Information for Lincoln Advisors Trust (continued)

Number of
Funds in
Trust
	Position(s)	Term of Office		Complex*
Name, Address and	Held with	and Length of	Principal Occupation(s)	Overseen by	Other Directorships
Year of Birth	the Trust	Time Served[3]	During the Past Five Years	Trustee	Held by Trustee

Jill R. Whitelaw, Esq.[1] Radnor Financial Center, 150 N. Radnor Chester Road, Radnor, PA 19087 YOB: 1963	Vice President, Secretary and Chief Legal Officer	Vice President and Chief Legal Officer since December 2012; Secretary since June 2011	Vice President and Chief Counsel - Funds Management, The Lincoln National Life Insurance Company; Vice President, Secretary and Chief Legal Officer, Lincoln Investment Advisors Corporation; Formerly, Of Counsel - Montgomery, McCracken, Walker & Rhoades; Director - Merrill Lynch & Co.	N/A	N/A

Additional information on the officers and trustees can be found in the Statement of Additional Information (“SAI”) to the Trust’s prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC’s web site (http://www.sec.gov).

* The Trust Complex is comprised of the 90 Series of the Lincoln Variable Insurance Product Trust and the 6 Series of the Lincoln Advisors Trust.

1 All of the executive officers are “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of Lincoln Investment Advisors Corporation.

2 Steve A. Cobb, Trustee, is the son-in-law of Kenneth G. Stella, Trustee.

3 The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust’s officers are responsible for the Fund’s day-to-day operations.

Presidential® Managed Risk Funds–58

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas A. Leonard is an “audit committee financial expert” and is “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $100,200 for 2015 and $97,200 for 2014.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2015 and $4,500 for 2014. This represents the review of the semi-annual financial statements.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2015 and $0 for 2014.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2015 and $0 for 2014.

(e)(1)

The Registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Procedures”) with respect to services provided by the Registrant’s independent auditors. Pursuant to the Pre-Approval Procedures, the Audit Committee has pre-approved the services set forth in the table below with respect to the Registrant up to the specified fee limits.

Service	Range of Fees
Audit Services

Services associated with SEC registration statement on Form N-lA which will be filed with the SEC	Up to $5,000 per Fund

Services associated with SEC registration statements/proxy statements on Form N-14 or Schedule 14A	Up to $20,000 per Fund

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $635,648 for 2015 and $635,648 for 2014.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Advisors Trust

By (Signature and Title)*	/s/ Kevin J. Adamson
Kevin J. Adamson, President (principal executive officer)

Date	11/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Adamson
Kevin J. Adamson, President (principal executive officer)

Date	11/11/15

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer (principal financial officer)

Date	11/17/15

*	Print the name and title of each signing officer under his or her signature.